FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2021
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Schedule of financial instruments by category

All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

		June 30,	December 31,
	Note	2021	2020
Assets
Amortized cost
Cash and cash equivalents	5	8,585,570	6,835,057
Trade accounts receivable	7	3,979,086	2,915,206
Other assets (1)		780,449	974,265
		13,345,105	10,724,528
Fair value through other comprehensive income
Other investments - Celluforce	14.1	26,121	26,338
		26,121	26,338
Fair value through profit or loss
Derivative financial instruments	4.5.1	1,968,997	1,341,420
Marketable securities	6	2,685,612	2,396,857
		4,654,609	3,738,277
		18,025,835	14,489,143
Liabilities
Amortized cost
Trade accounts payable	17	2,575,168	2,361,098
Loans, financing and debentures	18.1	68,476,998	72,899,882
Lease liabilities	19.2	5,366,994	5,191,760
Liabilities for assets acquisitions and associates	23	509,369	502,228
Dividends payable		11,185	6,232
Other liabilities (1)		159,079	459,684
		77,098,793	81,420,884
Fair value through profit or loss
Derivative financial instruments	4.5.1	6,071,817	8,117,400
		6,071,817	8,117,400
		83,170,610	89,538,284
		65,144,775	75,049,141

1)Does not include items not classified as financial instruments.

Summary of estimated fair value of loans and financing

The estimated fair values of loans and financing are set forth below:

	Yield used	June 30,	December 31,
	to discount	2021	2020
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	41,994,147	43,703,482
Estimated to present value
In foreign currency
Export credits ("Prepayment")	LIBOR	19,097,350	20,546,778
In local currency
BNDES – TJLP	DI 1	384,510	1,399,177
BNDES - TLP	DI 1	564,989	647,235
BNDES – Fixed	DI 1	60,143	76,732
BNDES – Selic ("Special Settlement and Custody System")	DI 1	574,915	960,215
BNDES - Currency basket	DI 1	24,977	27,239
CRA ("Agribusiness Receivables Certificate")	DI 1/IPCA	3,284,039	3,286,792
Debentures	DI 1	5,570,538	5,498,793
NCE ("Export Credit Notes")	DI 1	1,330,402	1,322,813
NCR ("Rural Credit Notes")	DI 1	285,282	283,702
Export credits ("Prepayment")	DI 1	1,342,462	1,490,242
		74,513,754	79,243,200

Schedule of contractual maturities of financial liabilities

	June 30,
	2021
	Book	Future	Up to 1	1 - 2		More than
	value	value	year	years	2 - 5 years	5 years
Liabilities
Trade accounts payables	2,575,168	2,575,168	2,575,168
Loans, financing and debentures	68,476,998	96,031,944	4,067,403	6,297,088	35,015,873	50,651,580
Lease liabilities	5,366,994	9,826,733	875,227	818,769	1,534,836	6,597,901
Liabilities for asset acquisitions and associates	509,369	569,469	115,495	134,525	228,985	90,464
Derivative financial instruments	6,071,817	8,643,168	1,052,089	933,750	5,706,969	950,360
Dividends payable	11,185	11,185	11,185
Other liabilities	473,085	473,085	361,197	111,888
	83,484,616	118,130,752	9,057,764	8,296,020	42,486,663	58,290,305

	December 31,
	2020
	Book	Future	Up to 1	1 - 2		More than
	value	value	year	years	2 - 5 years	5 years
Liabilities
Trade accounts payables	2,361,098	2,361,098	2,361,098
Loans, financing and debentures	72,899,882	101,540,320	4,034,595	6,619,518	36,751,023	54,135,184
Lease liabilities	5,191,760	9,552,075	620,177	806,560	2,198,419	5,926,919
Liabilities for asset acquisitions and associates	502,228	573,920	116,376	112,155	253,419	91,970
Derivative financial instruments	8,117,400	10,868,858	1,999,811	1,296,199	4,133,320	3,439,528
Dividends payable	6,232	6,232	6,232
Other liabilities	459,684	459,684	360,916	98,768
	89,538,284	125,362,187	9,499,205	8,933,200	43,336,181	63,593,601

Schedule of net exposure of assets and liabilities in foreign currency

The net exposure of assets and liabilities in foreign currency which is substantially in U.S. Dollars, is set forth below:

	June 30,	December 31,
	2021	2020
Assets
Cash and cash equivalents	8,412,710	6,370,201
Trade accounts receivables	2,883,330	1,938,614
Derivative financial instruments	1,360,976	621,385
	12,657,016	8,930,200
Liabilities
Trade accounts payables	(516,152)	(492,617)
Loans and financing	(55,187,953)	(58,145,087)
Liabilities for asset acquisitions and associates	(308,766)	(313,022)
Derivative financial instruments	(5,282,153)	(6,994,363)
	(61,295,024)	(65,945,089)
Net liability exposure	(48,638,008)	(57,014,889)

Schedule of derivatives by type of contract

The positions of outstanding derivatives are set forth below:

	Notional value in U.S.$		Fair value
	June 30,	December 31,	June 30,	December 31,
	2021	2020	2021	2020
Instruments hired with protection strategy
Operational Hedge
ZCC	3,777,250	3,212,250	837,500	(780,457)
NDF (R$ x US$)	80,000	80,000	22,519	7,948

Debt hedge
Interest rate hedge
Swap LIBOR to Fixed (U.S.$)	3,600,000	3,683,333	(706,256)	(1,059,192)
Swap IPCA to CDI (notional in Brazilian Reais)	843,845	843,845	269,764	285,533
Swap IPCA to Fixed (U.S.$)	121,003	121,003	(85,924)	(114,834)
Swap CDI x Fixed (U.S.$)	2,267,057	2,267,057	(4,166,257)	(4,977,309)
Pre-fixed Swap to U.S.$ (U.S.$)	350,000	350,000	(529,014)	(508,328)

Commodity Hedge
Swap US-CPI (U.S.$) (1)	612,650	646,068	254,848	354,900
Swap VLSFO (2)		37,757		15,759
			(4,102,820)	(6,775,980)

Current assets			1,204,841	484,043
Non-current assets			764,156	857,377
Current liabilities			(1,010,897)	(1,991,118)
Non-current liabilities			(5,060,920)	(6,126,282)
			(4,102,820)	(6,775,980)

1)	The embedded derivative refers to swap contracts for the sale of US-CPI variations within the term of the forest partnership and standing wood supply contracts.
2)	As of December 31, 2020, includes Swap Brent, whose contracts were fully settled in the subsequent period.

Schedule of maturity analysis for derivatives

	June 30,	December 31,
	2021	2020
2021	74,613	(1,507,075)
2022	(258,065)	(918,030)
2023	(225,705)	(433,195)
2024	(578,197)	(705,859)
2025	(1,574,105)	(1,684,124)
2026 onwards	(1,541,361)	(1,527,697)
	(4,102,820)	(6,775,980)

Schedule of long and short positions of outstanding derivatives

The outstanding derivatives positions are set forth below:

	Notional value			Fair value
		June 30,	December 31,	June 30,	December 31,
	Currency	2021	2020	2021	2020
Debt hedge
Assets
Swap CDI to Fixed (U.S.$)	R$	8,594,225	8,594,225	102,173	719
Swap Pre-Fixed to U.S.$	R$	1,317,226	1,317,226	88,105	136,192
Swap LIBOR to Fixed (U.S.$)	US$	3,600,000	3,683,333	83,408	61,120
Swap IPCA to CDI	IPCA	1,019,028	974,102	269,764	285,533
Swap IPCA to U.S.$	IPCA	545,000	520,973
				543,450	483,564
Liabilities
Swap CDI to Fixed (U.S.$)	US$	2,267,057	2,267,057	(4,268,430)	(4,978,028)
Swap Pre-Fixed to U.S.$	US$	350,000	350,000	(617,119)	(644,520)
Swap LIBOR to Fixed (U.S.$)	US$	3,600,000	3,683,333	(789,664)	(1,120,312)
Swap IPCA to CDI	R$	843,845	843,845
Swap IPCA to U.S.$	US$	121,003	121,003	(85,924)	(114,834)
				(5,761,137)	(6,857,694)
				(5,217,687)	(6,374,130)
Operational hedge
Zero cost collar (U.S.$ x R$)	US$	3,777,250	3,212,250	837,500	(780,457)
NDF (R$ x U.S.$)	US$	80,000	80,000	22,519	7,948
				860,019	(772,509)
Commodity hedge
Swap US-CPI (standing wood)	US$	612,650	646,068	254,848	354,900
Swap VLSFO	US$		37,757		15,759
				254,848	370,659
				(4,102,820)	(6,775,980)

Schedule of fair value settled derivatives

The settled derivatives positions are set forth below:

	June 30,	December 31,
	2021	2020
Operational hedge
Zero cost collar (R$ x U.S.$)	(1,161,276)	(2,268,158)
NDF (R$ x U.S.$)	(37)	(60,815)
	(1,161,313)	(2,328,973)
Commodity hedge
Swap Bunker (oil)	53,840	(85,468)
	53,840	(85,468)
Debt hedge
Swap CDI to Fixed (U.S.$)	(184,748)	(1,888,906)
Swap IPCA to CDI (notional in Brazilian Reais)	20,148	10,601
Swap IPCA to Fixed (U.S.$)		10,054
Swap Pre-Fixed to U.S.$	49,562	59,351
Swap LIBOR to Fixed (U.S.$)	(211,777)	(242,299)
	(326,815)	(2,051,199)
	(1,434,288)	(4,465,640)

Schedule of fair value hierarchy

	June 30,
	2021
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments		1,968,997		1,968,997
Marketable securities	539,382	2,146,230		2,685,612
	539,382	4,115,227		4,654,609

Fair value through other comprehensive income
Other investments - CelluForce			26,121	26,121
			26,121	26,121

Biological assets			11,720,857	11,720,857
			11,720,857	11,720,857
	539,382	4,115,227	11,746,978	16,401,587

Liabilities
Fair value through profit or loss
Derivative financial instruments		6,071,817		6,071,817
		6,071,817		6,071,817
		6,071,817		6,071,817

	December 31,
	2020
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments		1,341,420		1,341,420
Marketable securities	444,712	1,952,145		2,396,857
	444,712	3,293,565		3,738,277

Fair value through other comprehensive income
Other investments - CelluForce			26,338	26,338
			26,338	26,338

Biological assets			11,161,210	11,161,210
			11,161,210	11,161,210
	444,712	3,293,565	11,187,548	14,925,825

Liabilities
Fair value through profit or loss
Derivative financial instruments		8,117,400		8,117,400
		8,117,400		8,117,400
		8,117,400		8,117,400

Currency Risk | Financial instruments, excluding derivatives
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

The following table set forth the potential impacts in absolute amounts:

	June 30,
	2021
	Effect on profit or loss and equity
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
Cash and cash equivalents	8,412,710	2,103,178	4,206,355
Trade accounts receivable	2,883,330	720,833	1,441,665
Trade accounts payable	(516,152)	129,038	258,076
Loans and financing	(55,187,953)	13,796,988	27,593,977
Liabilities for asset acquisitions and associates	(308,766)	77,192	154,383

Currency Risk | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

The following table set forth the potential impacts assuming these scenarios:

	June 30,
	2021
	Effect on profit or loss and equity
	Probable	Possible	Remote	Possible	Remote
	(base value)	(+25%)	(+50%)	(-25%)	(-50%)
	4.9450	6.1813	7.4175	3.7088	2.4725
Financial instruments derivatives
Derivative Non-Deliverable Forward (‘NDF’)	22,519	(99,451)	(198,903)	99,451	198,903
Derivative options	837,444	(2,825,652)	(7,098,368)	4,150,388	8,806,643
Derivative swaps	(5,305,415)	(4,101,386)	(8,202,776)	4,101,394	8,202,784

Interest rate risk | Financial instruments, excluding derivatives
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

The following table set forth the potential impacts in absolute amounts:

	June 30,
	2021
	Effect on profit or loss and equity
		Possible	Remote
	Probable	(25%)	(50%)
CDI/SELIC
Cash and cash equivalents	17,302	180	359
Marketable securities	2,681,431	27,820	55,640
Loans and financing	(9,363,931)	97,151	194,302

TJLP
Loans and financing	(397,245)	4,578	9,156

LIBOR
Loans and financing	(17,943,585)	6,538	13,076

Interest rate risk | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

The following table set forth the potential impacts assuming these scenarios:

	June 30,
	2021
	Effect on profit or loss and equity
		Probable	Remote	Probable	Remote
	Probable	(+25%)	(+50%)	(-25%)	(-50%)
CDI
Financial instruments derivatives
Liabilities
Derivative Non-Deliverable Forward (‘NDF’)	22,519	(2,045)	(4,050)	2,087	4,218
Derivative options	837,444	(117,913)	(230,101)	123,873	253,831
Derivative swaps	(5,305,415)	(27,707)	(54,491)	28,618	58,092

LIBOR
Financial instruments derivatives
Liabilities
Derivative swaps	(5,305,415)	72,227	144,448	(72,221)	(144,448)

U.S. Consumer Price Index
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

The following table set forth the potential impacts in absolute amounts:

	June 30,
	2021
	Effect on profit or loss and equity
	Probable	Possible	Remote
	(base value)	(25%)	(50%)
	2.5282%	3.1603%	3.7923%
Embedded derivative in forestry partnership and standing wood supply agreements	254,848	165,629	340,080